UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019
Date of Report (Date of earliest event reported) February 14, 2020
Commission File Number of securitizer: 025-03725
Central Index Key Number of securitizer: 0001729920
EverBank Funding, LLC

Steven Potts
Senior Vice President, TIAA, FSB (904) 623-8217
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

[__] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________________

________________________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ___________________
Central Index Key Number of underwriter (if applicable): ___________________
____________________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART I - REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), EverBank Funding, LLC has indicated by check mark that there is no activity to report for the annual period covered by this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
EverBank Funding, LLC
(Securitizer)

By:	/s/ John Schnitzius
Name:	John Schnitzius
Title:	Senior Vice President

Date: February 14, 2020